Corporate information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Corporate information
1.	Corporate information
Copa Holdings, S. A. (“the Company”) was incorporated according to the laws of the Republic of Panama on May 6, 1988 with an indefinite duration. The Company is a public company listed in the New York Stock Exchange (NYSE) under the symbol CPA since December 14, 2005. The address of its registered office is Boulevard Costa del Este, Avenida Principal y Avenida de la Rotonda, Urbanización Costa del Este, Complejo Business Park, Torre Norte, Parque Lefevre, Panama City, Republic of Panama.
These consolidated financial statements comprise the Company and its subsidiaries: Compañía Panameña de Aviación, S. A. (“Copa Airlines”), Oval Financial Leasing, Ltd. (“OVAL”), AeroRepública, S. A. (“AeroRepública”) and, La Nueva Aerolínea, S.A (“LNA”).

•
Copa Airlines: the Company’s core operation is incorporated according to the laws of the Republic of Panama and provides international air transportation for passengers, cargo and mail, operating from its Panama City hub in the Republic of Panama.

•	AeroRepública: is a Colombian air carrier, incorporated according to the laws of the Republic of Colombia which provides domestic and international air transportation for passengers, cargo, and mail.
AeroRepública operates “Wingo” a brand under a
low-cost
business model. Wingo operates administratively and functionally under AeroRepública, with an independent structure for its commercialization, distribution systems and customer service.

•
OVAL: incorporated according to the laws of the British Virgin Islands, it controls the special-purpose entities that have a beneficial interest in the majority of the Company’s fleet, which is leased to either Copa Airlines or AeroRepública.

•
LNA. is a Panamanian air carrier, incorporated according to the laws of the Republic of Panama and will provide international air transportation for passengers, cargo and mail, operating from the Republic of Panama. LNA, will operate air transportation for passengers under “Wingo’s” brand, low-cost
business model, and it is expected to start operations during 2023.

The Company currently offers approximately 327 daily scheduled flights to 78 destinations in 32 countries in North, Central and South America and the Caribbean, mainly from its Panama City Hub. Additionally, the Company provides passengers with access to flights to more than 180 international destinations through codeshare agreements. The Company is part of Star Alliance, the leading global airline network since June 2012.
The Company has a broad commercial alliance with United Airlines Holdings, Inc. (“United”), which was renewed during May 2021, for another five years. This Alliance includes an extensive and expanding code-sharing and technology cooperation.
Copa Airlines has the loyalty program “ConnectMiles”, designed to strengthen the relationship with its frequent flyers and provide exclusive attention. ConnectMiles members are eligible to earn and redeem miles to any of Star Alliance’s, 1,200 (unaudited) destinations in 184 countries (unaudited) within 26 airlines members (unaudited).
In March 2022, the newly converted freighter aircraft, the Boeing
737-800
BCF (Boeing Converted Freighter) with a capacity of
21.7 tons
per flight, began operations. The aircraft came from the Company’s fleet and was converted into a freighter by Boeing. This freighter aircraft will further increase cargo capacity. As of December 31, 2022, the Company operates a fleet of 97 aircraft with an average age of 9.5 years, and consists of 67 Boeing
737-800
Next Generation aircraft, 9 Boeing
737-700
Next Generation aircraft, 1 Boeing
737-800
BCF and 20
737-MAX
aircraft.

The consolidated financial statements for the year ended December 31, 2022 have been authorized for issuance by the Company’s Chief Executive Officer and Chief Financial Officer on March 2
4
, 2023.